Fair Value Measurements	5 Months Ended	8 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
7.	Fair Value Measurements

The following table presents information about the Company’s assets that are measured on a recurring basis as of June 30, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)
Investments held in Trust Account	$345,036,875

None of the balance in the Trust Account was held in cash as of June 30, 2020.

7. Fair Value Measurements

The following table presents information about the Company’s assets that are measured on a recurring basis as of September 30, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)
Trust Account—U.S. Treasury Securities Money Market Fund	$345,068,821

None of the balance in the Trust Account was held in cash as of September 30, 2020.